CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,444,544)	$ (3,729,106)
Net income from discontinued operations		(318,656)
Net loss from continuing operations	(5,444,544)	(4,047,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Derivative liability movements	654,471	(1,981,938)
Depreciation	12,500
Amortization of debt discount	1,065,879	1,692,110
Investment impairment charge	1,019,960
Loss on conversion of debt to equity	433,610	2,838,599
Loss on settlement of liabilities	95,082
Penalty on default note		191,757
Provision against Receivables		129,995
Convertible notes issued for services		62,996
Shares issued for services	69,000	162,253
Stock based compensation	590,128
Amortization of right of use asset	34,815
Changes in Assets and Liabilities
Other current assets	45,788	4,521
Accounts payable and accrued expenses	151,054	249,815
Operating lease liabilities	(34,815)
Interest accruals	50,793	204,013
Cash used in operating activities - continuing operations	(1,256,279)	(493,641)
Cash used in operating activities - discontinued operations		(281,215)
CASH USED IN OPERATING ACTIVITIES	(1,256,279)	(774,856)
CASH FLOWS FROM INVESTING ACTIVITIES:
Plant and equipment purchased	(50,000)
NET CASH USED IN INVESTING ACTIVITIES	(50,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuances	33,000	65,000
Proceeds from loans payable	85,000	264,435
Repayment of loans payable	(104,500)
Proceeds from short term notes and convertible notes	1,877,375	859,453
Repayment of convertible notes	(703,164)	(138,000)
Proceeds from Federal relief loans	210,292
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,398,003	1,050,888
Effect of exchange rate changes on cash and cash equivalents		(344,347)
NET INCREASE (DECREASE) IN CASH	91,724	(68,315)
CASH AT BEGINNING OF YEAR	2,979	71,294
CASH AT END OF YEAR	94,703	2,979
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest	330,242
NON-CASH INVESTING AND FINANCING ACTIVITIES
Notes payable including interest thereon converted to convertible notes payable		298,117
Conversion of convertible debt to equity	769,558	2,777,768
Settlement of liabilities with equity		$ 791,857